Other Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Nonoperating Income (Expense) [Abstract]
Capital gain ()		$ 3,868	$ 133
Other	$ 48	99	83
Other income, net	$ 48	$ 3,967	$ 216